Short-term Investments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Short-term Investments
Cost	¥ 10,565,640	¥ 4,275,329
Unrealized Gains	190,503	160,728
Estimated Fair Value	¥ 10,756,143	¥ 4,436,057
Investment, Type [Extensible Enumeration]	Short-term Investments [Member]	Short-term Investments [Member]
Investment income related to short-term investments	¥ 530,600	¥ 414,200	¥ 342,600
Equal to or more than
Short-term Investments
Short-term investments, effective yields (as a percent)	1.41%	1.85%
Less than
Short-term Investments
Short-term investments, effective yields (as a percent)	6.70%	8.31%